Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
	(In millions)
Accrued payroll and welfare	1,779	1,898	276
Tax payable	2,271	2,342	341
Interest payable	267	382	56
Users’ and distributors’ deposits	563	661	96
Purchase of fixed assets and computer parts	1,592	1,890	275
Traffic acquisition costs	2,482	2,911	423
Bandwidth costs	1,824	2,085	303
Content acquisition costs	5,866	8,873	1,291
Funds collected on behalf of service providers	529	353	51
Payable to merchants	330	340	50
Accrued other operating expenses	7,720	10,680	1,553
Others	2,300	2,966	432

	27,523	35,381	5,147